Loans Receivable (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Representations and warranties reserves Rollforward
Beginning	$ 3,535	$ 2,157	$ 1,063
Additions to reserve	2,022	2,754	1,848
Losses and penalties incurred	(290)	(1,376)	(754)
Ending	$ 5,267	$ 3,535	$ 2,157